UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/00

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts       11/7/2000

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     161

Form 13F Information Table Value Total:     $294,902
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED
Abbott Laboratories      COM  002824100       4,756     100 SH SOLE            100
Abbott Laboratories      COM  002824100   1,066,589  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100  11,395,975 239,600 SH OTHER                239,600
Agilent Technologies     COM  00846U101       9,788     200 SH SOLE            200
Agilent Technologies     COM  00846U101     205,440   4,198 SH DEFINED 01             4,198
Agilent Technologies     COM  00846U101   1,058,127  21,622 SH OTHER                 21,622
Allete                   COM  018522102       8,850     400 SH OTHER                    400
American Express Co.     COM  025816109   1,213,785  19,980 SH OTHER                 19,980
American Home Products   COM  026609107      90,500   1,600 SH SOLE          1,600
American Home Products   COM  026609107      33,938     600 SH DEFINED 01               600
American Home Products   COM  026609107     101,813   1,800 SH OTHER                  1,800
American Int'l Group     COM  026874107      26,793     280 SH SOLE            280
American Int'l Group     COM  026874107   3,263,614  34,107 SH DEFINED O1            34,107
American Int'l Group     COM  026874107  25,776,299 269,380 SH OTHER                269,380
ATT Corp                 COM  001957109      30,844   1,050 SH SOLE          1,050
ATT Corp                 COM  001957109     575,868  19,604 SH DEFINED O1            19,604
ATT Corp                 COM  001957109   1,455,500  49,552 SH OTHER                 49,552
Automatic Data ProcessingCOM  053015103      20,063     300 SH SOLE            300
Automatic Data ProcessingCOM  053015103   2,123,281  31,750 SH DEFINED 01            31,750
Automatic Data ProcessingCOM  053015103  15,717,631 235,030 SH OTHER                235,030
BankAmerica Corp         COM  06605F102      31,425     600 SH OTHER                    600
Bank of New York         COM  064057102      44,850     800 SH OTHER                    800
BellSouth                COM  079860102      21,735     540 SH DEFINED 01               540
BellSouth                COM  079860102      59,087   1,468 SH OTHER                  1,468
Berkshire Hathaway CL B  COM  084670207     799,020     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,192,320     576 SH OTHER                    576
Boston Scientific        COM  110122108      19,725   1,200 SH OTHER                  1,200
BP Amoco PLC             ADR  055622104     115,328   2,176 SH DEFINED 01             2,176
Bristol Myers Squibb     COM  110122108     245,638   4,300 SH OTHER                  4,300
Capital One Financial    COM  14040H105      84,075   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      17,050     200 SH OTHER                    200
Cintas Corp.             COM  172908105      17,425     400 SH SOLE            400
Cintas Corp.             COM  172908105     213,456   4,900 SH DEFINED 01             4,900
Cintas Corp.             COM  172908105   4,016,463  92,200 SH OTHER                 92,200
Cisco Systems		 COM  17275R102	   55,250	1,000 SH DEFINED 01	        1,000
Cisco Systems            COM  17275R102     550,843   9,970 SH OTHER                  9,970
Citigroup Inc.           COM  172967101      27,031     500 SH OTHER                    500
Coca Cola                COM  191216100     391,388   7,100 SH SOLE          7,100
Coca Cola                COM  191216100   2,759,282  50,055 SH DEFINED O1            50,055
Coca Cola                COM  191216100  12,271,101 222,605 SH OTHER                222,605
Dean Foods               COM  242361103       6,650     200 SH DEFINED 01               200
Disney (Walt) Company    COM  254687106       9,180     240 SH SOLE            240
Disney (Walt) Company    COM  254687106     258,188   6,750 SH DEFINED 01             6,750
Disney (Walt) Company    COM  254687106     909,394  23,775 SH OTHER                 23,775
Dominion Res Inc. VA     COM  257470104      28,044     483 SH OTHER                    483
Dow Chemical             COM  260543103      14,963     600 SH OTHER                    600
Dupont E I De Nemours    COM  263534109      99,201  2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       4,578     112 SH OTHER                    112
Elan PLC ADR             COM  284131208     164,250   3,000 SH OTHER                  3,000
Electronic Data Systems  COM  285661104      16,600     400 SH SOLE            400
Electronic Data Systems  COM  285661104     215,800   5,200 SH DEFINED 01             5,200
Electronic Data Systems  COM  285661104     917,980  22,120 SH OTHER                 22,120
Emerson Electric         COM  291011104     194,300   2,900 SH SOLE          2,900
Emerson Electric         COM  291011104     862,625  12,875 SH DEFINED 01            12,875
Emerson Electric         COM  291011104   3,910,790  58,370 SH OTHER                 58,370
Ericsson L M Tel Co. CL  COM  294821400   1,007,250  68,000 SH OTHER                 68,000
Exxon Mobil              COM  30231G102     258,463   2,900 SH DEFINED 01             2,900
Exxon Mobil              COM  30231G102     726,547   8,152 SH OTHER                  8,152
First Union Corp         COM  337358105      14,613     440 SH OTHER                    440
FleetBoston Financial    COM  339030108     797,784  20,456 SH OTHER                 20,456
General Electric         COM  369604103     446,501   7,740 SH SOLE           7,740
General Electric         COM  369604103   4,383,096  75,980 SH DEFINED O1            75,980
General Electric         COM  369604103  23,834,168 413,160 SH OTHER                413,160
General Mills            COM  370334104     213,000   6,000 SH DEFINED 01             6,000
General Mills            COM  370334104      42,600   1,200 SH OTHER                  1,200
Genzyme Corp General Div COM  372917104      68,188   1,000 SH OTHER                  1,000
Genzyme Surgical Prod    COM  372917609       1,343     179 SH OTHER                    179
Genzyme Molecular        COM  372917500       1,499     108 SH OTHER                    108
Gillette Co.             COM  375766102      18,525     600 SH SOLE           600
Gillette Co.             COM  375766102     535,836  17,355 SH DEFINED 01            17,355
Gillette Co.             COM  375766102   1,969,825  63,800 SH OTHER                 63,800
Hewlett Packard Co.      COM  428236103       6,790      70 SH SOLE            70
Hewlett Packard Co.      COM  428236103     814,800   8,400 SH DEFINED 01             8,400
Hewlett Packard Co.      COM  428236103   5,114,325  52,725 SH OTHER                 52,725
Intel Corp.              COM  428236103       8,313     200 SH SOLE           200
Intel Corp.              COM  458140100     300,913   7,240 SH DEFINED 01             7,240
Intel Corp.              COM  458140100   1,970,894  47,420 SH OTHER                 47,420
Int'l Flavors & FragranceCOM  459506101      29,200   1,600 SH OTHER                  1,600
International Paper Co.  COM  460146103      57,375   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101      90,000     800 SH OTHER                    800
Interpublic Group        COM  459200101      13,625     400 SH SOLE           400
Interpublic Group        COM  460690100     151,578   4,450 SH DEFINED 01             4,450
Interpublic Group        COM  460690100     337,219   9,900 SH OTHER                  9,900
Investors Finl Services  COM  461915100     252,500   4,000 SH OTHER                  4,000
Johnson & Johnson        COM  478160104     483,778   5,150 SH SOLE        5,150
Johnson & Johnson        COM  478160104   4,671,042  49,725 SH DEFINED 01            49,725
Johnson & Johnson        COM  478160104  21,034,016 223,915 SH OTHER                223,915
Lucent Technologies      COM  549463107      68,582   2,244 SH SOLE        2,244
Lucent Technologies      COM  549463107     666,079  21,794 SH DEFINED 01            21,794
Lucent Technologies      COM  549463107   3,487,854 114,122 SH OTHER                114,122
Marsh & McLennan         COM  571748102     159,300   1,200 SH SOLE        1,200
Marsh & McLennan         COM  571748102   1,373,963  10,350 SH DEFINED O1            10,350
Marsh & McLennan         COM  571748102  11,300,344  85,125 SH OTHER                 85,125
McGraw Hill Companies    COM  580645109     127,125   2,000 SH DEFINED 01             2,000
McGraw Hill Companies    COM  580645109   6,133,781  96,500 SH OTHER                 96,500
McDonalds                COM  580135101      24,150     800 SH DEFINED 01               800
McDonalds                COM  580135101      72,450   2,400 SH OTHER                  2,400
Medtronic Corp.          COM  585055106	   21,761	  420 SH SOLE	     420
Medtronic Corp.          COM  585055106      44,559     860 SH DEFINED 01               860
Medtronic Corp.          COM  585055106     560,611  10,820 SH OTHER                 10,820
Merck                    COM  589331107     312,638	4,200 SH SOLE        4,200
Merck                    COM  589331107   3,939,679  52,926 SH DEFINED 01            52,926
Merck                    COM  589331107  22,434,345 301,385 SH OTHER                301,385
Microsoft                COM  594918104     305,181   5,060 SH DEFINED 01             5,060
Microsoft                COM  594918104   1,271,689  21,085 SH OTHER                 21,085
Minnesota Mining & Mfg   COM  594918104      36,450     400 SH SOLE          400
Minnesota Mining & Mfg   COM  604059105      36,450     400 SH OTHER                    400
Morgan, J.P.             COM  616880100     106,194     650 SH SOLE          650
Morgan, J.P.             COM  616880100   2,300,810  14,083 SH DEFINED 01            14,083
Morgan, J.P.             COM  616880100   8,863,748  54,254 SH OTHER                 54,254
Motorola Inc.            COM  620076109     669,101  23,685 SH DEFINED 01            23,685
Motorola Inc.            COM  620076109   3,789,173 134,130 SH OTHER                134,130
National City Corp.      COM  635405103     220,365   9,960 SH DEFINED 01             9,960
National City Corp.      COM  635405103   1,752,301  79,200 SH OTHER                 79,200
Newell Rubbermaid        COM  651229106       4,563     200 SH DEFINED 01               200
Nisource Inc.                 65473P105      10,530     432 SH OTHER                    432
Northern Trust Corp.     COM  665859104   6,754,500  76,000 SH OTHER                 76,000
Open Market Inc               68370M100       1,583     252 SH OTHER                    252
Pepsico                  COM  713448108      13,340     290 SH SOLE          290
Pepsico                  COM  713448108     859,050  18,675 SH DEFINED O1             18,675
Pepsico                  COM  713448108  11,916,300 259,050 SH OTHER                 259,050
Pfizer, Inc.		 COM  717081103	   15,728     350 SH SOLE         350
Pfizer, Inc.		 COM  717081103	  121,331   2,700 SH DEFINED 01              2,700
Pfizer, Inc.             COM  717081103     556,102  12,375 SH OTHER                  12,375
Procter & Gamble         COM  742718109     227,800   3,400 SH SOLE        3,400
Procter & Gamble         COM  742718109   2,463,255  36,765 SH DEFINED 01             36,765
Procter & Gamble         COM  742718109   5,832,350  87,050 SH OTHER                  87,050
Raytheon CLB             COM  755111408      81,047   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408     924,219  32,500 SH OTHER                  32,500
Reuters Group OLC        COM  76132M102     116,870   1,040 SH OTHER                   1,040
SBC Communications       COM  78387G103     107,800   2,156 SH SOLE        2,156
SBC Communications       COM  78387G103   1,514,050  30,281 SH DEFINED 01             30,281
SBC Communications       COM  78387G103   1,873,600  37,472 SH OTHER                  37,472
Schlumberger Ltd.        COM  806857108   1,852,031  22,500 SH OTHER                  22,500
Sigma Aldrich            COM  826552101     138,600   4,200 SH OTHER                   4,200
Silverstream Software    COM  827907106     283,175   9,400 SH SOLE        9,400
Southwest Airlines       COM	844741108       2,425     100 SH DEFINED 01		     100
St. Paul Companies       COM  792860108     352,584   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102      26,000     200 SH SOLE          200
State Street Boston      COM  857473102   1,445,600  11,120 SH DEFINED 01             11,120
State Street Boston      COM  857473102  13,015,600 100,120 SH OTHER                 100,120
Streamline Com           COM  863239109       1,000   2,000 SH OTHER                   2,000
Stryker                  COM  863667101     137,400   3,200 SH OTHER                   3,200
Sysco                    COM  871829107      18,525     400 SH SOLE          400
Sysco                    COM  871829107     599,747  12,950 SH DEFINED 01             12,950
Sysco                    COM  871829107   3,505,857  75,700 SH OTHER                  75,700
TECO Energy              COM  872375100      17,250     600 SH SOLE          600
TECO Energy              COM  872375100      64,688   2,250 SH DEFINED 01              2,250
TECO Energy              COM  872375100     161,000   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     141,563   3,000 SH OTHER                   3,000
Time Warner Inc.         COM  887315109   1,602,560  20,480 SH OTHER                  20,480
Transocean Sedco Forex        G90078109       2,814      48 SH OTHER                      48
United Dominion Realty   COM  910197102      22,838   2,100 SH SOLE        2,100
United Dominion Realty   COM  910197102     131,588  12,100 SH DEFINED 01             12,100
United Dominion Realty   COM  910197102   1,746,526 160,600 SH OTHER                 160,600
VA Linux                 COM  918198105     282,958   6,118 SH OTHER                   6,118
Verizon Communications   COM  92343V104      46,500     960 SH SOLE          960
Verizon Communications   COM  92343V104     449,597   9,282 SH DEFINED 01              9,282
Verizon Communications   COM  92343V104     933,294  19,268 SH OTHER                  19,268
Vodaphone Airtouch       COM  92857T107      37,000   1,000 SH OTHER                   1,000
WorldCom                 COM  98157D106      30,375   1,000 SH OTHER                   1,000

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